UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21829
BBH Trust
(Exact name of registrant as specified in charter)

140 Broadway
New York, NY 10005

(Address of principal executive offices) (Zip code)

Corporate Services Company
 2711 Centerville Road
Suite 400
Wilmington, DE 19808

 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: June 30 and October 31

Date of reporting period: July 1, 2017 to June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.
Item 1. Proxy Voting Record

The following four Series of the Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period:

BBH Limited Duration Fund
BBH U.S. Government Money Market Fund
BBH Intermediate Municipal Bond Fund
BBH Income Fund
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